Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

Note 9. Property, Plant and Equipment

(a)

	Office equipment	Leasehold improvements	Transportation equipment	Others	Total
Cost:
Balance at January 1, 2025	$385,100	198,263	132,843	260,329	976,535
Additions	48,407	480,765	—	8,888	538,060
Reclassification	—	205,672	—	—	205,672
Disposal	(23,469)	(1,242)	—	(7,330)	(32,041)
Effect of Exchange Rate Movements	16,494	53,550	5,661	63,999	139,704
Balance at December 31, 2025	$426,532	937,008	138,504	325,886	1,827,930
Balance at January 1, 2024	$400,932	470,732	—	248,134	1,119,798
Additions	13,589	66,212	135,286	54,915	270,002
Disposal	(3,487)	(313,278)	—	(22,837)	(339,602)
Effect of Exchange Rate Movements	(25,934)	(25,403)	(2,443)	(19,883)	(73,663)
Balance at December 31, 2024	$385,100	198,263	132,843	260,329	976,535

Accumulated amortization and impairment:
Balance at January 1, 2025	$329,328	124,961	24,354	131,542	610,185
Depreciation	47,465	91,649	27,903	36,650	203,667
Impairment	540	—	—	1,243	1,783
Disposal	(23,469)	(1,242)	—	(7,330)	(32,041)
Effect of Exchange Rate Movements	14,121	44,483	836	58,300	117,740
Balance at December 31, 2025	$367,985	259,851	53,093	220,405	901,334
Balance at January 1, 2024	$301,717	438,623	—	122,816	863,156
Depreciation	51,421	22,187	24,802	37,101	135,511
Impairment	—	—	—	6,183	6,183
Disposal	(3,487)	(313,278)	—	(22,837)	(339,602)
Effect of Exchange Rate Movements	(20,323)	(22,571)	(448)	(11,721)	(55,063)
Balance at December 31, 2024	$329,328	124,961	24,354	131,542	610,185
Carrying amounts:
Balance at December 31, 2025	$58,547	677,157	85,411	105,481	926,596
Balance at December 31, 2024	$55,772	73,302	108,489	128,787	366,350

For the years ended December 31, 2025, 2024 and 2023, the Company recognized impairment losses on property, plant and equipment of $1,783, $6,183 and $4,136, respectively, relating to other equipment that was not in use and was subsequently disposed of with no proceeds.

(b)
Leasing arrangements - lessee
1.
The Company leases various buildings and transportation equipment. Rental contracts are typically entered into for periods ranging from 3 to 5 years. Lease terms are negotiated on an individual basis and contain a wide range of terms and conditions. The lease agreements do not impose any covenants; however, the leased assets may not be used as collateral for borrowing purposes.
2.
The carrying amounts of right-of-use assets and the related depreciation charge were as follows:

	December 31,	December 31,
	2025	2024
Buildings	$3,447,950	4,535,716
Transportation equipment	5,467	20,976
Total	$3,453,417	4,556,692

	2025	2024	2023
	Depreciation charge	Depreciation charge	Depreciation charge
Buildings	$1,247,124	1,075,143	710,213
Transportation equipment	16,522	46,972	39,381
Total	$1,263,646	1,122,115	749,594

3.
For the years ended December 31, 2025 and 2024, additions to right-of-use assets amounted to $1,876 and $5,185,668, respectively.
4.
Lease liabilities

	December 31,	December 31,
	2025	2024
Current portion	$1,126,510	1,177,303
Non-current portion	$2,780,453	3,789,208

5.
Additional lease information

	2025	2024	2023
Expenses relating to short-term leases	$9,048	36,364	17,192
Expenses relating to low-value asset leases	$19,592	11,464	9,322
Expenses relating to variable lease payments not included
in the measurement of lease liabilities	$164,278	166,351	168,886

The reconciliation of lease liabilities to cash flows from financing activities was as follows:

	2025	2024
Balance at the beginning of year	$4,966,511	724,154
Change from financing activities:
Payment of lease liabilities	(1,243,628)	(781,844)
Total change from financing activities	(1,243,628)	(781,844)
Other changes:
New lease	—	5,185,668
Interest expense	133,284	72,445
Interest paid	(122,390)	(20,011)
Remeasurements and terminations	(47,739)	(89,091)
Effect of exchange rate movements	220,925	(124,810)
Total liability-related other changes	184,080	5,024,201
Balance at the end of year	$3,906,963	4,966,511